INVESTMENTS (NET UNREALIZED INVESTMENTS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Net unrealized gains (losses) arising during the year	$ (58)	$ 28	$ 22
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	(44)	3	1
Fixed Maturities [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, End of Year	1	158
Fixed Maturities [Member] | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, End of Year	(4)	2
Fixed Maturities [Member] | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, End of Year	5	156
Fixed Maturities [Member] | Net Unrealized Gains Losses On Investmetns [Member] | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	2	(5)
Net unrealized gains (losses) arising during the year	(5)	6
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	(1)	1
Balance, End of Year	(4)	2
Fixed Maturities [Member] | Net Unrealized Gains Losses On Investmetns [Member] | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	156	115
Net unrealized gains (losses) arising during the year	(84)	37
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	(67)	4
Balance, End of Year	5	156
Fixed Maturities [Member] | DAC and VOBA [Member} | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	(1)	1
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	(48)	(2)
Balance, End of Year	(49)	(1)
Fixed Maturities [Member] | DAC and VOBA [Member} | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	(31)	(27)
Net unrealized gains (losses) arising during the year		0
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	91	(4)
Balance, End of Year	60	(31)
Fixed Maturities [Member] | Deferred Income Tax Asset Liability [Member] | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	0	2
Impact of net unrealized investment gains (losses) on Deferred income taxes	19	(2)
Balance, End of Year	19	0
Fixed Maturities [Member] | Deferred Income Tax Asset Liability [Member] | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	(44)	(31)
Net unrealized gains (losses) arising during the year		0
Impact of net unrealized investment gains (losses) on Deferred income taxes	21	(13)
Balance, End of Year	(23)	(44)
Fixed Maturities [Member] | AOCI Gain Losses Related To Net Unrealized Investment Gains Losses [Member] | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	1	(2)
Net unrealized gains (losses) arising during the year	(5)	6
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	(1)	1
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	(48)	(2)
Impact of net unrealized investment gains (losses) on Deferred income taxes	19	(2)
Balance, End of Year	(34)	1
Fixed Maturities [Member] | AOCI Gain Losses Related To Net Unrealized Investment Gains Losses [Member] | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	81	57
Net unrealized gains (losses) arising during the year	(84)	37
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	(67)	4
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	91	(4)
Impact of net unrealized investment gains (losses) on Deferred income taxes	21	(13)
Balance, End of Year	$ 42	$ 81